Condensed income statement of Aegon N.V. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Other income / (loss)	€ (135)	€ 1,236	€ 707
Owners of Aegon N.V	(146)	1,235	706
Aegon N.V [member]
Condensed Income Statements, Captions [Line Items]
Net income / (loss) group companies		1,376	828
Other income / (loss)	(146)	(141)	(122)
Owners of Aegon N.V	€ (146)	€ 1,235	€ 706